Income taxes	12 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income taxes

20. Income taxes

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under current Cayman Islands law. In addition, no Cayman Islands withholding tax will be imposed upon payments of dividends by this entity to its shareholders.

British Virgin Islands

EGHL is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law. In addition, no British Virgin Islands withholding tax will be imposed upon payments of dividends by these entities to their shareholders.

The United Kingdom

Energys Group Limited, Energys Services Limited and ECSL are incorporated in the United Kingdom and are subject to the United Kingdom corporation tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant the United Kingdom tax laws. The applicable corporate tax rate in the United Kingdom is 19%.

Hong Kong

GAI, EGL(HK), NVL, AGL, CLL, LPL and PML are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate in Hong Kong is 8.25% for the first HK$2 million assessable profits and 16.5% for assessable profits over the first HK$2 million.

The income tax provision consists of the following components:

	For the years ended June 30,
	2023	2024
	GBP	GBP
Current tax expenses	-	(2,512)
Deferred tax expenses	(176,923)	-
Income tax expenses	(176,923)	(2,512)

The following table reconciles the United Kingdom statutory rates to the effective tax rates:

	2023	2024
	GBP	GBP
Loss before income tax expense	(2,107,543)	(1,106,493)

Income tax rate in the Cayman Islands, permanent tax holiday	0%	0%
Income tax computed at statutory tax rate of 19% of the United Kingdom	(19.0)%	(19.0)%
Effect of different tax rates available to different jurisdictions	1.5%	1.5%
Effect of non-taxable income	1.9%	-
Effect of tax loss not recognized (note)	15.6%	17.7%
Effect of valuation allowance	8.4	-
Income tax expense	8.4%	0.2%

Note:	The tax loss not recognized mainly represents subsidies of the Company which recorded loss before tax for years ended March 2023 and 2024.

Deferred tax

The deferred tax assets which are principally comprised of net operating losses.

Movements of deferred tax were as follows:

	For the years ended June 30,
	2023	2024	2024
	GBP	GBP	US$
Deferred tax assets:
Balance, beginning of the year	176,923	-	-
Additions	110,323	25,038	31,649
Recognized in the consolidated statements of income and comprehensive income	(176,923)	-	-
Valuation allowance	(110,323)	(25,038)	(31,649)
Balance, end of the year	-	-	-

Movements of valuation allowance were as follows:

	For the years ended June 30,
	2023	2024	2024
	GBP	GBP	US$
Deferred tax assets:
Balance, beginning of the year	-	(110,323)	(139,456)
Additions	(110,323)	(25,038)	(31,649)
Balance, end of the year	(110,323)	(135,361)	(171,105)

As of June 30, 2023 and 2024, the Company had GBP580,647 (US$733,938) and GBP712,426 (US$900,506) of net operating loss carryforwards available to reduce future taxable income, respectively. All the net operating loss carryforwards will carryforward indefinitely. Management determined it was more likely than not that the deferred tax asset will not be realized and recorded a 100% valuation allowance for the years ended June 30, 2023 and 2024.